Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 3,559
Ending balance	10,392	$ 3,559
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,206	8,406
Additions	8,924	1,483
Acquisition of BioStrand		245
Disposals	(2,088)	(26)
Lease modification		(22)
Subsidy reimbursement		(106)
Asset impairment		(363)
Foreign exchange	700	(411)
Ending balance	16,742	9,206
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5,647)	(4,382)
Depreciation	2,271	1,756
Disposals	1,841	26
Asset impairment		(196)
Foreign exchange	273	(269)
Ending balance	(6,350)	(5,647)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,559
Ending balance	10,392	3,559
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	136	96
Additions	138	39
Acquisition of BioStrand		24
Disposals	(3)	(21)
Foreign exchange	17	(2)
Ending balance	288	136
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(70)	(61)
Depreciation	84	31
Disposals	3	21
Foreign exchange	6	(1)
Ending balance	(157)	(70)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	66
Ending balance	131	66
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35	36
Additions		3
Disposals		(5)
Foreign exchange	18	1
Ending balance	53	35
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(29)	(28)
Depreciation	3	6
Disposals		5
Foreign exchange	1
Ending balance	(33)	(29)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6
Ending balance	20	6
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47	49
Foreign exchange	3	(2)
Ending balance	50	47
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(47)	(42)
Depreciation		7
Foreign exchange	3	(2)
Ending balance	(50)	(47)
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,586	2,730
Additions	7,593	311
Acquisition of BioStrand		69
Disposals	(1,290)
Lease modification		(22)
Asset impairment		(363)
Foreign exchange	196	(139)
Ending balance	9,085	2,586
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,736)	(1,334)
Depreciation	1,109	698
Disposals	1,274
Asset impairment		(196)
Foreign exchange	181	(100)
Ending balance	(1,752)	(1,736)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	850
Ending balance	7,333	850
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	239	94
Additions		1
Acquisition of BioStrand		152
Disposals	(95)
Foreign exchange	23	(8)
Ending balance	167	239
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(46)	(27)
Depreciation	58	23
Disposals	57
Foreign exchange	10	(4)
Ending balance	(57)	(46)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	193
Ending balance	110	193
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	353	353
Additions	101
Completion of work-in-process	166
Foreign exchange	6
Ending balance	626	353
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(348)	(296)
Depreciation	40	51
Foreign exchange		1
Ending balance	(388)	(348)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5
Ending balance	238	5
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,672	5,048
Additions	1,064	991
Disposals	(700)
Subsidy reimbursement		(106)
Foreign exchange	437	(261)
Ending balance	6,473	5,672
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,371)	(2,594)
Depreciation	977	940
Disposals	507
Foreign exchange	72	(163)
Ending balance	(3,913)	(3,371)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,301
Ending balance	2,560	2,301
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	138
Additions	28	138
Completion of work-in-process	(166)
Ending balance		138
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 138
Ending balance		$ 138